UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-04178)

Exact name of registrant as specified in charter:	Putnam American Government Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2018

Date of reporting period:	October 1, 2017 — March 31, 2018

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam American Government Income Fund

Semiannual report
3 | 31 | 18

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PAGVX

Putnam American
Government Income
Fund

Semiannual report
3 | 31 | 18

Message from the Trustees	1
Your fund’s performance	3
Your fund’s expenses	5
Terms and definitions	7
Other information for shareholders	9
Financial statements	10

Consider these risks before investing: Funds that invest in government securities are not guaranteed. Mortgage-backed securities, unlike traditional debt investments, are subject to prepayment risk, which means that they may increase in value less when interest rates decline and decline in value more when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for debt not backed by the full faith and credit of the U.S. government. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. Bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, changing market perceptions (including perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. You can lose money by investing in the fund.

Message from the Trustees

May 14, 2018

Dear Fellow Shareholder:

After an extended period of record advances and low volatility, global stock markets encountered some challenges in the early months of 2018. Stocks began the year against a backdrop of optimism, but quickly lost ground in February with a sharp downturn that pushed the U.S. market into correction territory. Stocks subsequently recovered somewhat, but markets have remained choppy.

While volatility and declines can be unsettling, seasoned investors recognize that they are natural and ultimately can restore balance in the financial markets. In this changing environment, Putnam’s experienced investment professionals continue to monitor risks and seek opportunities. They take a research-intensive approach to investing that includes risk management strategies designed to serve investors in all types of markets.

As always, we believe investors should maintain a well-diversified portfolio, think about long-term goals, and speak regularly with their financial advisors. In the following pages, you will find an overview of your fund’s performance for the reporting period as well as an outlook for the coming months.

Thank you for investing with Putnam.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 4.00%; had they, returns would have been lower. See below and pages 3–4 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, call Putnam at 1-800-225-1581.

* Returns for the six-month period are not annualized, but cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 3/31/18. See above and pages 3–4 for additional fund performance information. Index descriptions can be found on page 8.

2 American Government Income Fund

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended March 31, 2018, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please call Putnam at 1-800-225-1581. Class R, R5, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 3/31/18

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Class A (3/1/85)
Before sales charge	5.64%	38.47%	3.31%	3.59%	0.71%	–0.24%	–0.08%	0.66%	–0.44%
After sales charge	5.51	32.93	2.89	–0.56	–0.11	–4.23	–1.43	–3.36	–4.42
Class B (5/20/94)
Before CDSC	5.40	30.37	2.69	–0.21	–0.04	–2.47	–0.83	–0.09	–0.82
After CDSC	5.40	30.37	2.69	–2.05	–0.41	–5.25	–1.78	–4.99	–5.73
Class C (7/26/99)
Before CDSC	4.85	28.55	2.54	–0.20	–0.04	–2.54	–0.86	–0.09	–0.82
After CDSC	4.85	28.55	2.54	–0.20	–0.04	–2.54	–0.86	–1.07	–1.80
Class M (2/14/95)
Before sales charge	5.34	35.03	3.05	2.26	0.45	–1.05	–0.35	0.38	–0.58
After sales charge	5.23	30.65	2.71	–1.06	–0.21	–4.27	–1.44	–2.88	–3.81
Class R (4/1/03)
Net asset value	5.38	35.09	3.05	2.30	0.46	–1.06	–0.35	0.38	–0.58
Class R5 (7/2/12)
Net asset value	5.78	42.23	3.59	5.14	1.01	0.60	0.20	0.95	–0.30
Class R6 (7/2/12)
Net asset value	5.79	42.86	3.63	5.53	1.08	0.87	0.29	1.09	–0.23
Class Y (7/2/01)
Net asset value	5.77	41.91	3.56	4.89	0.96	0.48	0.16	0.95	–0.30

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 4.00% and 3.25% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R5, R6, and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and the higher operating expenses for such shares, except for class Y shares, for which 12b-1 fees are not applicable. Performance for class R5 and R6 shares prior to their inception is derived from the historical performance

American Government Income Fund 3

of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5 and R6 shares; had it, returns would have been higher.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Class B share performance reflects conversion to class A shares after eight years.

Comparative index returns For periods ended 3/31/18

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Bloomberg Barclays
Government Bond	6.45%	30.58%	2.70%	5.48%	1.07%	1.44%	0.48%	0.44%	–1.10%
Index
Lipper General U.S.
Government Funds	5.64	28.99	2.53	3.75	0.72	0.02	0.00	0.11	–1.35
category average*

Index and Lipper results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 3/31/18, there were 101, 100, 92, 89, 74, and 6 funds, respectively, in this Lipper category.

Fund price and distribution information For the six-month period ended 3/31/18

Distributions	Class A		Class B	Class C	Class M		Class R	Class R5	Class R6	Class Y
Number	6		6	6	6		6	6	6	6
Income	$0.112		$0.080	$0.080	$0.100		$0.100	$0.124	$0.130	$0.124
Capital gains	—		—	—	—		—	—	—	—
Total	$0.112		$0.080	$0.080	$0.100		$0.100	$0.124	$0.130	$0.124
	Before	After	Net	Net	Before	After	Net	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value	value
9/30/17	$8.59	$8.95	$8.51	$8.55	$8.67	$8.96	$8.61	$8.58	$8.56	$8.56
3/31/18	8.44	8.79	8.36	8.40	8.52	8.81	8.46	8.43	8.41	8.41
Current rate	Before	After	Net	Net	Before	After	Net	Net	Net	Net
(end of	sales	sales	asset	asset	sales	sales	asset	asset	asset	asset
period)	charge	charge	value	value	charge	charge	value	value	value	value
Current
dividend rate[1]	2.84%	2.73%	2.15%	2.14%	2.54%	2.45%	2.55%	3.13%	3.28%	3.14%
Current
30-day
SEC yield[2]	N/A	2.68%	2.05%	2.05%	N/A	2.46%	2.55%	3.14%	3.20%	3.04%

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (4.00% for class A shares and 3.25% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

1 Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by share price before or after sales charge at period-end.

2 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

4 American Government Income Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
Total annual operating
expenses for the fiscal year
ended 9/30/17	0.95%	1.70%	1.70%	1.20%	1.20%	0.63%	0.56%	0.70%
Annualized expense ratio
for the six-month period
ended 3/31/18*	1.02%	1.77%	1.77%	1.27%	1.27%	0.69%	0.62%	0.77%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Includes one-time annualized merger costs of 0.10%.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 10/1/17 to 3/31/18. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000 *†	$5.07	$8.79	$8.79	$6.31	$6.31	$3.44	$3.09	$3.83
Ending value (after expenses)	$995.60	$991.80	$991.80	$994.20	$994.20	$997.00	$997.70	$997.00

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/18. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

American Government Income Fund 5

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 3/31/18, use the following calculation method. To find the value of your investment on 10/1/17, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000 *†	$5.14	$8.90	$8.90	$6.39	$6.39	$3.48	$3.13	$3.88
Ending value (after expenses)	$1,019.85	$1,016.11	$1,016.11	$1,018.60	$1,018.60	$1,021.49	$1,021.84	$1,021.09

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/18. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

__________________________________________________________________________________________________________________________________________________________________________________

Your fund’s managers

Michael V. Salm
Portfolio Manager

Mike is Co-Head of Fixed Income. He has a B.A. from Cornell University. Mike joined Putnam in 1997 and has been in the investment industry since 1989.

In addition to Mike, your fund is managed by Jatin Misra, Ph.D., CFA.

6 American Government Income Fund

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 4.00% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/ or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R5 shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. Effective March 1, 2018, they are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

American Government Income Fund 7

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

ICE BofAML (Intercontinental Exchange Bank of America Merrill Lynch) U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

S&P 500 Index is an unmanaged index of common stock performance.

ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

8 American Government Income Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2017, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of March 31, 2018, Putnam employees had approximately $509,000,000 and the Trustees had approximately $80,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

American Government Income Fund 9

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

10 American Government Income Fund

The fund’s portfolio 3/31/18 (Unaudited)

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (63.0%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (19.6%)
Government National Mortgage Association Pass-Through Certificates
6.00%, 1/15/29	$2	$2
5.00%, TBA, 4/1/48	4,000,000	4,204,375
4.70%, 5/20/67	103,556	112,229
4.67%, 9/20/65	79,300	84,786
4.629%, 6/20/67	200,350	216,128
4.50%, with due dates from 2/20/34 to 9/20/45	3,026,900	3,187,246
4.50%, TBA, 5/1/48	10,000,000	10,382,422
4.50%, TBA, 4/1/48	8,000,000	8,320,625
4.494%, 3/20/67	208,395	222,722
4.319%, 5/20/67	102,231	108,493
4.00%, with due dates from 4/20/45 to 5/20/46	15,738,534	16,300,268
3.50%, with due dates from 1/20/45 to 11/20/47	25,784,191	26,074,296
3.50%, 4/20/46 [i]	4,272	4,316
		69,217,908
U.S. Government Agency Mortgage Obligations (43.4%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
7.50%, 10/1/29	252,011	285,146
6.00%, 9/1/21	1,856	1,934
5.50%, with due dates from 7/1/19 to 8/1/19	23,373	23,748
4.50%, with due dates from 1/1/37 to 3/1/45	1,809,110	1,909,000
4.00%, 9/1/45	1,442,329	1,486,309
3.50%, with due dates from 8/1/43 to 2/1/47	6,513,730	6,555,358
3.50%, TBA, 4/1/48	11,000,000	11,024,493
3.00%, with due dates from 3/1/43 to 12/1/46	13,024,909	12,738,919
Federal National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 2/1/36 to 5/1/41	1,650,508	1,842,285
6.00%, with due dates from 4/1/21 to 8/1/22	242,512	252,839
6.00%, TBA, 4/1/48	2,000,000	2,223,438
5.50%, with due dates from 2/1/35 to 1/1/38	2,937,960	3,215,150
5.50%, with due dates from 11/1/18 to 2/1/21	48,385	49,731
5.50%, TBA, 4/1/48	5,000,000	5,433,594
5.00%, 3/1/21	3,168	3,258
4.50%, with due dates from 3/1/39 to 5/1/45	2,674,505	2,819,139
4.00%, with due dates from 8/1/44 to 8/1/47	7,738,088	7,972,740
4.00%, with due dates from 5/1/19 to 9/1/20	10,617	10,923
4.00%, TBA, 4/1/48	3,000,000	3,078,281
3.50%, with due dates from 10/1/42 to 1/1/57 ##	31,058,688	31,280,289
3.00%, with due dates from 2/1/43 to 3/1/47	12,204,997	11,960,851
3.00%, TBA, 4/1/48	39,000,000	38,040,233
Federal National Mortgage Association Pass-Through Certificates
3.00%, 11/1/31 [i]	179,025	180,405
2.50%, TBA, 4/1/48	12,000,000	11,310,937
		153,699,000
Total U.S. government and agency mortgage obligations (cost $226,207,836)		$222,916,908

American Government Income Fund 11

	Principal
U.S. TREASURY OBLIGATIONS (25.3%)*	amount	Value
U.S. Treasury Bonds
7.125%, 2/15/23	$12,085,000	$14,604,086
6.25%, 8/15/23	17,682,000	20,923,814
4.50%, 8/15/39 # ∆ §	42,774,000	53,798,331
U.S. Treasury Notes 1.50%, 1/31/22 [i]	40,000	38,647
Total U.S. treasury obligations (cost $85,440,156)		$89,364,878

	Principal
MORTGAGE-BACKED SECURITIES (33.0%)*	amount	Value
Agency collateralized mortgage obligations (33.0%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%),
18.644%, 4/15/37	$195,677	$272,289
IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%),
17.906%, 5/15/35	65,474	87,510
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%),
17.282%, 11/15/35	206,874	272,518
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%),
16.412%, 12/15/36	86,719	111,419
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%),
14.53%, 3/15/35	1,472,503	1,814,148
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%),
12.405%, 6/15/34	236,111	263,503
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	1,918,628	420,295
Ser. 4018, Class DI, IO, 4.50%, 7/15/41	2,430,566	326,111
IFB Ser. 4136, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.25%),
4.473%, 11/15/42	2,499,043	272,519
IFB Ser. 4436, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
4.373%, 2/15/45	4,059,399	646,208
Ser. 4546, Class PI, IO, 4.00%, 12/15/45	4,784,520	1,011,787
Ser. 4601, Class IC, IO, 4.00%, 12/15/45	4,095,850	720,517
Ser. 4530, Class HI, IO, 4.00%, 11/15/45	3,582,910	746,829
Ser. 4500, Class GI, IO, 4.00%, 8/15/45	2,808,311	542,032
Ser. 4425, IO, 4.00%, 1/15/45	3,501,404	620,414
Ser. 4452, Class QI, IO, 4.00%, 11/15/44	2,782,839	724,896
Ser. 4019, Class JI, IO, 4.00%, 5/15/41	3,212,527	503,213
Ser. 3996, Class IK, IO, 4.00%, 3/15/39	2,523,871	175,162
FRB Ser. 57, Class 2A1, 3.709%, 7/25/43 W	815	862
Ser. 4621, Class QI, IO, 3.50%, 10/15/46	6,620,723	1,027,735
Ser. 4165, Class AI, IO, 3.50%, 2/15/43	2,224,385	384,174
Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	4,554,537	612,188
Ser. 4199, Class CI, IO, 3.50%, 12/15/37	2,628,872	187,728
Ser. 304, Class C37, IO, 3.50%, 12/15/27	2,428,634	214,354
Ser. 4150, Class DI, IO, 3.00%, 1/15/43	3,985,462	504,410
Ser. 4141, Class PI, IO, 3.00%, 12/15/42	3,176,822	357,329
Ser. 4158, Class TI, IO, 3.00%, 12/15/42	7,010,215	694,152
Ser. 4165, Class TI, IO, 3.00%, 12/15/42	7,601,868	758,416
Ser. 4171, Class NI, IO, 3.00%, 6/15/42	5,356,848	534,935
Ser. 4183, Class MI, IO, 3.00%, 2/15/42	2,489,243	223,285
Ser. 4201, Class JI, IO, 3.00%, 12/15/41	4,492,263	409,751
Ser. 315, PO, zero %, 9/15/43	9,883,411	7,862,802

12 American Government Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (33.0%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
Ser. 3835, Class FO, PO, zero %, 4/15/41	$3,841,594	$3,205,434
Ser. 3391, PO, zero %, 4/15/37	50,554	41,950
Ser. 3300, PO, zero %, 2/15/37	25,773	21,802
Ser. 3210, PO, zero %, 5/15/36	8,715	7,844
Ser. 3326, Class WF, zero %, 10/15/35 W	10,269	7,386
FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%),
zero %, 2/15/36	7,833	5,950
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%),
28.671%, 7/25/36	143,425	234,103
IFB Ser. 05-74, Class NK, ((-5 x 1 Month US LIBOR) + 27.50%),
18.143%, 5/25/35	56,561	69,342
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%),
17.705%, 3/25/36	176,663	259,073
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%),
17.338%, 6/25/37	235,790	315,315
IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%),
16.55%, 11/25/35	248,301	309,842
IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%),
16.421%, 2/25/38	1,207,391	1,520,033
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%),
14.636%, 8/25/35	162,757	194,903
IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%),
14.321%, 12/25/35	319,633	430,453
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%),
12.528%, 11/25/34	71,710	82,222
IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%),
9.157%, 5/25/40	596,278	657,926
IFB Ser. 11-123, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.60%),
4.729%, 10/25/41	673,969	105,517
FRB Ser. 03-W11, Class A1, 4.581%, 6/25/33 W	34	35
FRB Ser. 04-W7, Class A2, 4.403%, 3/25/34 W	281	311
FRB Ser. 03-W14, Class 2A, 4.068%, 1/25/43 W	804	845
Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	2,361,189	432,043
Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	1,706,767	222,905
Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	3,313,821	387,264
FRB Ser. 03-W3, Class 1A4, 3.742%, 8/25/42 W	1,409	1,476
Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	7,614,954	1,194,025
Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	3,745,643	616,082
Ser. 12-124, Class JI, IO, 3.50%, 11/25/42	1,559,037	201,038
Ser. 13-22, Class PI, IO, 3.50%, 10/25/42	4,433,244	847,184
Ser. 12-114, Class NI, IO, 3.50%, 10/25/41	4,177,679	711,918
FRB Ser. 04-W2, Class 4A, 3.497%, 2/25/44 W	544	560
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	2,643,694	308,791
Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	6,580,121	707,363
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	2,366,652	262,732
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	2,247,733	154,176
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	1,884,923	147,410
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	4,170,248	342,085

American Government Income Fund 13

	Principal
MORTGAGE-BACKED SECURITIES (33.0%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	$3,153,636	$330,107
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	2,541,497	150,507
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	3,750,382	231,586
Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	2,528,429	156,363
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	3,470,629	357,246
FRB Ser. 07-95, Class A3, (1 Month US LIBOR + 0.25%),
2.122%, 8/27/36	11,444,382	11,050,022
FRB Ser. 01-50, Class B1, IO, 0.395%, 10/25/41 W	4,053,677	48,137
Ser. 01-79, Class BI, IO, 0.287%, 3/25/45 W	918,726	7,860
Ser. 08-53, Class DO, PO, zero %, 7/25/38	141,483	125,302
Ser. 07-64, Class LO, PO, zero %, 7/25/37	21,254	19,082
Ser. 07-44, Class CO, PO, zero %, 5/25/37	64,379	52,153
Ser. 08-36, Class OV, PO, zero %, 1/25/36	21,547	18,296
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	2,987,183	713,190
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	3,647,646	822,289
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	2,074,865	456,885
Ser. 14-76, IO, 5.00%, 5/20/44	2,799,536	623,206
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	2,996,059	565,068
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	1,528,748	331,887
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	677,917	152,131
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40	126,392	11,095
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	1,644,694	357,889
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	5,067,973	1,103,455
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	3,713,024	830,938
IFB Ser. 11-81, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.71%),
4.919%, 11/16/36	1,559,240	96,844
IFB Ser. 13-182, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.70%),
4.878%, 12/20/43	3,063,962	538,706
IFB Ser. 11-156, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.60%),
4.778%, 4/20/38	3,291,645	621,298
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	5,079,021	1,055,612
Ser. 12-129, IO, 4.50%, 11/16/42	3,072,320	709,399
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	3,899,703	739,676
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40	1,475,983	205,486
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	4,443,870	927,391
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	4,816,028	1,032,797
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	1,376,271	291,382
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	970,934	196,185
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	2,495,835	538,741
Ser. 16-69, IO, 4.00%, 5/20/46	5,144,054	906,228
Ser. 16-27, Class IB, IO, 4.00%, 11/20/45	3,129,351	577,362
Ser. 15-94, IO, 4.00%, 7/20/45	848,148	189,159
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	2,835,941	627,821
Ser. 15-40, IO, 4.00%, 3/20/45	2,174,010	450,014
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	5,671,024	782,601
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	1,326,096	243,564
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	3,523,365	686,069

14 American Government Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (33.0%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	$1,551,378	$296,437
Ser. 14-104, IO, 4.00%, 3/20/42	4,053,774	658,333
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	1,710,149	174,243
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39	2,341,812	256,719
Ser. 10-114, Class MI, IO, 4.00%, 3/20/39	2,493,563	202,076
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	2,967,875	388,973
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	6,865,358	883,009
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46	7,655,795	879,972
Ser. 16-4, Class JI, IO, 3.50%, 1/20/46	4,730,827	807,363
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	3,534,880	534,792
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	4,511,025	779,731
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	1,839,435	302,495
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	1,706,747	275,810
Ser. 12-136, IO, 3.50%, 11/20/42	4,125,807	844,169
Ser. 14-46, Class JI, IO, 3.50%, 10/20/41	2,068,062	280,984
Ser. 13-18, Class GI, IO, 3.50%, 5/20/41	2,542,463	285,958
Ser. 12-71, Class JI, IO, 3.50%, 4/16/41	1,170,524	75,390
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	1,654,021	217,598
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	4,920,007	652,649
Ser. 12-48, Class KI, IO, 3.50%, 12/16/39	1,710,993	161,251
Ser. 14-147, Class MI, IO, 3.50%, 7/20/39	4,728,708	294,599
Ser. 15-99, Class TI, IO, 3.50%, 4/20/39	5,765,290	526,486
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37	4,894,132	564,687
Ser. 14-160, Class IB, IO, 3.00%, 11/20/40	4,083,166	360,066
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40	2,799,680	223,426
Ser. 17-H08, Class GI, IO, 2.711%, 2/20/67 W	5,797,620	840,655
Ser. 16-H13, Class IK, IO, 2.594%, 6/20/66 W	10,408,603	1,366,129
Ser. 15-H22, Class GI, IO, 2.567%, 9/20/65 W	9,195,187	1,177,903
Ser. 17-H08, Class EI, IO, 2.508%, 2/20/67 W	7,452,309	987,431
Ser. 17-H08, Class NI, IO, 2.399%, 3/20/67 W	7,460,324	917,620
Ser. 16-H04, Class HI, IO, 2.365%, 7/20/65 W	5,494,005	551,049
Ser. 16-H27, Class GI, IO, 2.326%, 12/20/66 W	9,191,998	1,276,585
Ser. 17-H04, Class BI, IO, 2.301%, 2/20/67 W	7,201,330	1,044,193
Ser. 17-H25, Class AI, IO, 2.269%, 12/20/67 W	2,962,483	403,638
Ser. 17-H03, Class KI, IO, 2.254%, 1/20/67 W	8,630,961	1,135,170
Ser. 16-H07, Class PI, IO, 2.248%, 3/20/66 W	13,017,495	1,676,002
Ser. 17-H14, Class JI, IO, 2.161%, 6/20/67 W	2,927,164	428,098
Ser. 16-H17, Class DI, IO, 2.135%, 7/20/66 W	8,665,805	984,912
Ser. 16-H23, Class NI, IO, 2.122%, 10/20/66 W	8,740,690	1,104,823
Ser. 16-H24, IO, 2.098%, 9/20/66 W	6,663,363	791,274
Ser. 17-H06, Class MI, IO, 2.097%, 2/20/67 W	10,027,340	1,184,550
Ser. 16-H11, Class HI, IO, 2.085%, 1/20/66 W	18,302,222	1,875,978
Ser. 18-H05, Class ID, IO, 2.057%, 3/20/68 W	3,480,000	539,400
Ser. 16-H06, Class HI, IO, 2.055%, 2/20/66	7,020,006	644,963
Ser. 15-H24, Class HI, IO, 2.029%, 9/20/65 W	8,455,382	631,465
Ser. 16-H18, Class QI, IO, 2.011%, 6/20/66 W	8,038,802	1,000,027
Ser. 16-H14, Class AI, IO, 2.005%, 6/20/66 W	5,955,506	692,066
Ser. 15-H23, Class TI, IO, 1.903%, 9/20/65 W	8,250,514	852,278

American Government Income Fund 15

	Principal
MORTGAGE-BACKED SECURITIES (33.0%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
FRB Ser. 15-H16, Class XI, IO, 1.901%, 7/20/65	$3,945,396	$435,177
Ser. 15-H20, Class CI, IO, 1.876%, 8/20/65 W	12,897,826	1,432,458
Ser. 16-H06, Class AI, IO, 1.862%, 2/20/66	4,842,790	464,482
Ser. 16-H03, Class AI, IO, 1.857%, 1/20/66 W	7,721,776	743,221
Ser. 15-H13, Class AI, IO, 1.857%, 6/20/65 W	7,794,078	798,893
Ser. 15-H10, Class HI, IO, 1.805%, 4/20/65 W	11,622,120	1,064,586
Ser. 17-H10, Class MI, IO, 1.797%, 4/20/67 W	8,155,968	847,405
Ser. 17-H09, IO, 1.795%, 4/20/67 W	6,791,372	707,668
Ser. 15-H25, Class BI, IO, 1.759%, 10/20/65 W	5,496,517	551,301
Ser. 15-H22, Class AI, IO, 1.707%, 9/20/65 W	15,237,992	1,554,275
Ser. 16-H04, Class KI, IO, 1.692%, 2/20/66 W	8,971,981	717,758
Ser. 14-H25, Class BI, IO, 1.688%, 12/20/64 W	6,932,772	569,291
Ser. 17-H16, Class HI, IO, 1.662%, 8/20/67 W	4,689,850	457,260
Ser. 16-H06, Class DI, IO, 1.622%, 7/20/65	8,693,276	756,393
Ser. 16-H10, Class AI, IO, 1.599%, 4/20/66 W	12,833,823	996,379
Ser. 15-H04, Class AI, IO, 1.599%, 12/20/64 W	8,711,949	751,406
Ser. 14-H18, Class CI, IO, 1.592%, 9/20/64 W	5,392,262	492,125
Ser. 17-H06, Class EI, 1.583%, 2/20/67 W	4,662,898	347,330
Ser. 14-H21, Class AI, IO, 1.484%, 10/20/64 W	9,038,413	805,368
Ser. 16-H08, Class GI, IO, 1.431%, 4/20/66 W	7,073,542	422,064
FRB Ser. 11-H07, Class FI, IO, 1.24%, 2/20/61 W	29,704,501	1,048,569
Ser. 10-158, Class OP, PO, zero %, 12/20/40	265,392	220,143
Ser. 10-151, Class KO, PO, zero %, 6/16/37	212,359	174,865
Ser. 06-36, Class OD, PO, zero %, 7/16/36	2,597	2,125
		116,635,825
Total mortgage-backed securities (cost $115,632,203)		$116,635,825

PURCHASED SWAP OPTIONS OUTSTANDING (1.7%)
		Notional/
	Expiration	contract
	date/strike	amount	Value
Bank of America N.A.
(1.9325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325	$113,015,500	$938,029
(2.2625)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625	50,857,000	402,279
2.2625/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625	50,857,000	156,640
2.813/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.813	22,276,400	149,029
2.743/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.743	22,276,400	82,200
1.9325/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325	113,015,500	5,651
Barclays Bank PLC
2.765/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.765	55,281,000	25,982
2.736/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.736	55,281,000	14,373
2.359/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.359	55,281,000	1,658
2.34/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.34	55,281,000	553
Citibank, N.A.
(2.518)/3 month USD-LIBOR-BBA/May-49	May-19/2.518	4,972,700	480,462
2.71/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.71	25,523,900	90,865
(2.90)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.90	25,523,900	66,362
2.47/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.47	45,206,200	32,548

16 American Government Income Fund

PURCHASED SWAP OPTIONS OUTSTANDING (1.7%) cont.
		Notional/
	Expiration	contract
	date/strike	amount	Value
Goldman Sachs International
2.8435/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.8435	$56,878,700	$377,106
2.82/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.82	12,762,000	69,042
(2.79375)/3 month USD-LIBOR-BBA/Jun-19	Jun-18/2.79375	55,281,000	53,623
2.695/3 month USD-LIBOR-BBA/Oct-23	Oct-18/2.695	9,493,300	49,840
2.75/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.75	12,762,000	28,587
(2.9915)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.9915	56,878,700	2,844
1.9175/3 month USD-LIBOR-BBA/Oct-19	Oct-18/1.9175	41,137,600	2,057
JPMorgan Chase Bank N.A.
(1.919)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919	113,015,500	952,721
(2.25)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25	50,857,000	405,839
2.852/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.852	25,523,900	218,740
2.80/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.80	26,731,700	174,825
2.25/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25	50,857,000	154,605
2.787/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.787	25,523,900	129,406
2.735/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.735	26,731,700	104,521
(2.68)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.68	45,206,200	85,440
1.919/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919	113,015,500	5,651
Morgan Stanley & Co. International PLC
(2.49275)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.49275	45,206,200	182,633
(2.61575)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.61575	45,206,200	122,961
2.833/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.833	21,270,000	120,601
(2.8375)/3 month USD-LIBOR-BBA/Aug-20	Aug-18/2.8375	36,854,000	51,596
2.763/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.763	21,270,000	44,242
2.355/3 month USD-LIBOR-BBA/May-19	May-18/2.355	45,206,200	7,685
1.85125/3 month USD-LIBOR-BBA/Apr-19	Apr-18/1.85125	67,809,300	68
Wells Fargo Bank, N.A.
2.7075/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.7075	27,640,500	53,899
Total purchased swap options outstanding (cost $4,660,826)			$5,845,163

PURCHASED OPTIONS	Expiration
OUTSTANDING (0.3%)*	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/96.35	$13,000,000	$13,000,000	$157,222
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/96.44	13,000,000	13,000,000	146,367
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/96.45	13,000,000	13,000,000	145,392
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	May-18/96.81	43,000,000	43,000,000	132,268
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	May-18/97.25	13,000,000	13,000,000	60,762

American Government Income Fund 17

PURCHASED OPTIONS	Expiration
OUTSTANDING (0.3%)*	date/strike	Notional	Contract
Counterparty cont.	price	amount	amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	May-18/97.13	$13,000,000	$13,000,000	$54,106
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	May-18/97.00	13,000,000	13,000,000	48,035
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	May-18/99.61	50,000,000	50,000,000	371,450
Total purchased options outstanding (cost $1,313,284)				$1,115,602

		Principal
ASSET-BACKED SECURITIES (0.2%)*		amount	Value
Loan Depot Station Place Agency Securitization Trust 144A FRB
Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 2.672%, 11/25/50		$823,000	$823,000
Total asset-backed securities (cost $823,000)			$823,000

	Principal amount/
SHORT-TERM INVESTMENTS (6.0%)*		shares	Value
Interest in $300,000,000 joint tri-party repurchase agreement dated 3/29/18 with HSBC Bank USA, National Association due
4/2/18 — maturity value of $21,047,138 for an effective yield of 1.770% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.125% to 5.375% and due
dates ranging from 5/15/18 to 11/15/47, valued at $306,002,795)		$21,043,000	$21,043,000
State Street Institutional U.S. Government Money Market Fund,
Premier Class 1.58% P	Shares	108,000	108,000
Total short-term investments (cost $21,151,000)			$21,151,000

TOTAL INVESTMENTS
Total investments (cost $455,228,305)	$457,852,376

Key to holding’s abbreviations

FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

18 American Government Income Fund

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2017 through March 31, 2018 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $353,676,675.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $896,964 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,388,399 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $4,866,347 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

## Forward commitment, in part or in entirety (Note 1).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $125,723,659 to cover certain derivative contracts, and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FUTURES CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)
					Unrealized
	Number of	Notional		Expiration	appreciation/
	contracts	amount	Value	date	(depreciation)
U.S. Treasury Bond 30 yr (Long)	2	$293,250	$293,250	Jun-18	$5,934
U.S. Treasury Bond Ultra 30 yr (Long)	17	2,727,969	2,727,969	Jun-18	81,544
U.S. Treasury Note 2 yr (Long)	357	75,901,547	75,901,547	Jun-18	20,147
U.S. Treasury Note 5 yr (Long)	491	56,200,321	56,200,321	Jun-18	125,608
U.S. Treasury Note 10 yr (Long)	149	18,049,953	18,049,953	Jun-18	129,516
U.S. Treasury Note Ultra 10 yr (Long)	56	7,272,125	7,272,125	Jun-18	86,514
Unrealized appreciation					449,263
Unrealized (depreciation)					—
Total					$449,263

American Government Income Fund 19

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/18 (premiums $4,748,151) (Unaudited)
Counterparty		Notional/
Fixed Obligation % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Bank of America N.A.
(2.2625)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	$50,857,000	$16,783
(1.9325)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	113,015,500	51,987
(2.883)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.883	22,276,400	241,922
2.2625/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	50,857,000	261,914
1.9325/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	113,015,500	985,495
Barclays Bank PLC
(2.538)/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.538	55,281,000	8,292
(2.5625)/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.5625	55,281,000	20,454
2.813/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.813	41,729,000	151,059
Citibank, N.A.
(2.6325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.6325	45,206,200	41,138
2.805/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.805	12,762,000	70,319
(2.805)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.805	12,762,000	92,142
2.663/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.663	41,729,000	206,141
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208	22,603,100	703,862
Goldman Sachs International
2.9175/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.9175	28,439,300	8,247
3.01375/3 month USD-LIBOR-BBA/Jun-19	Jun-18/3.01375	55,281,000	16,031
2.90375/3 month USD-LIBOR-BBA/Jun-19	Jun-18/2.90375	55,281,000	30,957
(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025	90,412,400	52,439
(2.89)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.89	12,762,000	130,172
(2.9175)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.9175	28,439,300	348,666
JPMorgan Chase Bank N.A.
(2.25)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	50,857,000	15,766
(1.919)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	113,015,500	50,857
2.25/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	50,857,000	266,999
(2.865)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.865	26,731,700	270,257
(2.917)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.917	25,523,900	332,321
2.77/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.77	90,412,400	349,896
1.919/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	113,015,500	997,927
Morgan Stanley & Co. International PLC
(2.01)/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.01	67,809,300	68
(2.71375)/3 month USD-LIBOR-BBA/May-19	May-18/2.71375	45,206,200	24,411
2.646/3 month USD-LIBOR-BBA/May-20	May-18/2.646	36,854,000	43,488
2.41625/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.41625	45,206,200	160,482
(2.903)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.903	21,270,000	233,119
2.315/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.315	45,206,200	240,497
Wells Fargo Bank, N.A.
3.1075/3 month USD-LIBOR-BBA/Apr-28	Apr-18/3.1075	27,640,500	1,658
Total			$6,425,766

20 American Government Income Fund

WRITTEN OPTIONS OUTSTANDING at 3/31/18 (premiums $1,309,727) (Unaudited)
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	May-18/$96.81	$43,000,000	$43,000,000	$394,267
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/96.84	13,000,000	13,000,000	97,864
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/96.93	13,000,000	13,000,000	87,126
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/96.93	13,000,000	13,000,000	87,126
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/97.32	13,000,000	13,000,000	47,606
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/97.41	13,000,000	13,000,000	39,806
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/97.42	13,000,000	13,000,000	39,195
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	May-18/96.39	13,000,000	13,000,000	25,974
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	May-18/96.27	13,000,000	13,000,000	22,763
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	May-18/96.14	13,000,000	13,000,000	19,929
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	May-18/95.53	13,000,000	13,000,000	10,140
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	May-18/95.41	13,000,000	13,000,000	8,762
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	May-18/95.28	13,000,000	13,000,000	7,540
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-18/99.61	50,000,000	50,000,000	139,050
Total				$1,027,148

American Government Income Fund 21

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable) (depreciation)
Bank of America N.A.
(2.203)/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.203	$11,301,600	$(226,032)	$135,619
(2.647)/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.647	11,301,600	(441,893)	11,189
(2.5925)/3 month USD-LIBOR-BBA/
Jan-27 (Purchased)	Jan-19/2.5925	6,780,900	(239,027)	(58,045)
(2.785)/3 month USD-LIBOR-BBA/
Jan-47 (Purchased)	Jan-27/2.785	6,780,900	(727,591)	(73,166)
2.647/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.647	11,301,600	(441,893)	(105,105)
2.785/3 month USD-LIBOR-BBA/
Jan-47 (Purchased)	Jan-27/2.785	6,780,900	(727,591)	(148,434)
2.5925/3 month USD-LIBOR-BBA/
Jan-27 (Purchased)	Jan-19/2.5925	6,780,900	(239,027)	(160,843)
2.203/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.203	11,301,600	(226,032)	(169,976)
(2.7175)/3 month USD-LIBOR-BBA/
Jan-47 (Written)	Jan-19/2.7175	6,780,900	612,654	370,915
(2.413)/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.413	11,301,600	434,547	294,068
2.7175/3 month USD-LIBOR-BBA/
Jan-47 (Written)	Jan-19/2.7175	6,780,900	612,654	194,951
2.413/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.413	11,301,600	434,547	(126,352)
Barclays Bank PLC
(2.205)/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.205	11,301,600	(226,032)	134,828
(2.43)/3 month USD-LIBOR-BBA/
Feb-22 (Purchased)	Feb-19/2.43	6,780,900	(94,594)	(4,747)
2.43/3 month USD-LIBOR-BBA/
Feb-22 (Purchased)	Feb-19/2.43	6,780,900	(94,594)	(71,403)
2.205/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.205	11,301,600	(226,032)	(169,750)
Citibank, N.A.
(2.34)/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.34	1,421,000	(26,360)	15,816
(2.654)/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.654	11,301,600	(441,893)	9,380
(2.689)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689	1,421,000	(182,954)	6,849
2.635/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-18/2.635	28,439,300	(63,633)	(7,394)
2.34/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.34	1,421,000	(26,360)	(13,954)
2.689/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689	1,421,000	(182,954)	(30,310)

22 American Government Income Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/18 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable) (depreciation)
Citibank, N.A. cont.
2.654/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.654	$11,301,600	$(441,893)	$(103,636)
(2.42)/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.42	11,301,600	435,112	292,711
(2.615)/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.615	1,421,000	113,680	43,483
2.935/3 month USD-LIBOR-BBA/
Apr-28 (Written)	Apr-18/2.935	28,439,300	54,035	(3,697)
2.7825/3 month USD-LIBOR-BBA/
Apr-28 (Written)	Apr-18/2.7825	37,919,100	102,382	(4,550)
2.615/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.615	1,421,000	113,680	(22,509)
2.42/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.42	11,301,600	432,851	(123,074)
Goldman Sachs International
(2.47)/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.47	2,368,800	(84,092)	36,528
(2.7725)/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.7725	2,368,800	(60,404)	23,096
(2.725)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.725	2,368,800	(189,859)	4,074
(3.005)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/3.005	2,368,800	(164,158)	758
(2.8175)/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	1,356,200	(171,220)	(12,450)
2.8175/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	1,356,200	(171,220)	(21,631)
3.005/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/3.005	2,368,800	(215,561)	(24,896)
2.725/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.725	2,368,800	(189,859)	(26,910)
2.47/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.47	2,368,800	(84,092)	(41,454)
2.7725/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.7725	2,368,800	(113,702)	(45,386)
(2.875)/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.875	2,368,800	194,478	67,061
(2.584)/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.584	2,368,800	141,773	61,684
2.875/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.875	2,368,800	99,963	(27,904)
2.584/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.584	2,368,800	141,773	(46,500)

American Government Income Fund 23

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/18 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
JPMorgan Chase Bank N.A.
(2.553)/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.553	$1,421,000	$(18,899)	$13,926
(2.902)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902	1,421,000	(152,473)	7,702
(2.2525)/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.2525	2,368,800	(146,866)	7,462
2.2525/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.2525	2,368,800	(28,426)	47
2.50/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50	2,368,800	(136,917)	(2,061)
2.553/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.553	1,421,000	(34,815)	(17,549)
(2.50)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50	2,368,800	(246,355)	(18,240)
2.902/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902	1,421,000	(219,687)	(38,808)
(2.8325)/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	6,780,900	(946,783)	(201,054)
2.8325/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	6,780,900	(946,783)	(202,885)
(2.79)/3 month USD-LIBOR-BBA/
Feb-49 (Written)	Feb-19/2.79	6,780,900	643,846	327,924
2.79/3 month USD-LIBOR-BBA/
Feb-49 (Written)	Feb-19/2.79	6,780,900	643,846	257,200
(2.826)/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.826	1,421,000	156,452	57,948
2.36/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.36	2,368,800	258,199	9,925
(2.36)/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.36	2,368,800	39,085	(13,171)
2.826/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.826	1,421,000	79,718	(20,988)
Morgan Stanley & Co. International PLC
(2.155)/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.155	1,421,000	(35,525)	15,802
(2.505)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505	1,421,000	(217,697)	1,336
2.155/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.155	1,421,000	(18,615)	(9,492)
2.505/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505	1,421,000	(152,900)	(21,997)
(2.43)/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.43	1,421,000	79,008	28,136
2.43/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.43	1,421,000	155,742	(17,393)
Unrealized appreciation				2,430,418
Unrealized depreciation				(2,207,714)
Total				$222,704

24 American Government Income Fund

TBA SALE COMMITMENTS OUTSTANDING at 3/31/18 (proceeds receivable $58,276,953) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value
Federal Home Loan Mortgage Corporation, 3.50%, 4/1/48	$11,000,000	4/12/18	$11,024,493
Federal National Mortgage Association, 4.50%, 4/1/48	2,000,000	4/12/18	2,094,062
Federal National Mortgage Association, 4.00%, 4/1/48	5,000,000	4/12/18	5,130,469
Federal National Mortgage Association, 3.50%, 4/1/48	20,000,000	4/12/18	20,042,188
Government National Mortgage Association, 4.00%, 4/1/48	3,000,000	4/19/18	3,083,906
Government National Mortgage Association, 3.50%, 4/1/48	17,000,000	4/19/18	17,163,360
Total			$58,538,478

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$1,871,800	$20,532 E	$(27)	4/9/28	2.903% —	3 month USD-	$(20,558)
				Semiannually	LIBOR-BBA —
					Quarterly
6,486,300	72,919 E	(92)	4/17/28	2.9075% —	3 month USD-	(73,011)
				Semiannually	LIBOR-BBA —
					Quarterly
2,041,900	24,597 E	(29)	4/19/28	2.917% —	3 month USD-	(24,626)
				Semiannually	LIBOR-BBA —
					Quarterly
1,069,300	13,449 E	(15)	4/19/28	2.923% —	3 month USD-	(13,464)
				Semiannually	LIBOR-BBA —
					Quarterly
37,286,000	356,305 E	326,532	6/20/28	2.90% —	3 month USD-	(29,773)
				Semiannually	LIBOR-BBA —
					Quarterly
1,247,500	9,174 E	(18)	4/19/28	3 month USD-	2.864% —	9,156
				LIBOR-BBA —	Semiannually
				Quarterly
374,072,900	175,814 E	(169,408)	6/20/20	2.605% —	3 month USD-	6,406
				Semiannually	LIBOR-BBA —
					Quarterly
10,560,600	44,566 E	(22,496)	6/20/48	3 month USD-	2.85% —	22,070
				LIBOR-BBA —	Semiannually
				Quarterly
362,300	370 E	(267)	6/20/23	3 month USD-	2.75% —	103
				LIBOR-BBA —	Semiannually
				Quarterly
18,959,600	758 E	(251)	4/9/28	2.7825% —	3 month USD-	(1,010)
				Semiannually	LIBOR-BBA —
					Quarterly
11,091,300	887 E	(157)	5/2/28	2.785% —	3 month USD-	730
				Semiannually	LIBOR-BBA —
					Quarterly
Total		$133,772				$(123,977)

E Extended effective date.

American Government Income Fund 25

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC
$939,471	$940,028	$—	1/12/40	4.50% (1 month	Synthetic MBX	$1,766
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
253,176	247,730	—	1/12/42	4.00% (1 month	Synthetic TRS	(3,461)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
194,798	195,330	—	1/12/40	4.00% (1 month	Synthetic MBX	744
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
91,131	90,967	—	1/12/39	6.00% (1 month	Synthetic TRS	856
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,287,001	1,290,518	—	1/12/40	4.00% (1 month	Synthetic MBX	4,913
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
10,275	10,269	—	1/12/38	6.50% (1 month	Synthetic TRS	109
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
188,714	184,080	—	1/12/41	4.00% (1 month	Synthetic TRS	(3,077)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
363,670	364,200	—	1/12/41	5.00% (1 month	Synthetic MBX Index	1,073
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
71,753	69,991	—	1/12/41	4.00% (1 month	Synthetic TRS	(1,170)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
67,565	67,606	—	1/12/40	4.50% (1 month	Synthetic MBX	127
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,449,938	1,464,127	—	1/12/39	(6.00%) 1 month	Synthetic MBX	(16,896)
				USD-LIBOR —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
174,391	174,295	—	1/12/38	6.50% (1 month	Synthetic TRS	1,858
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

26 American Government Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$174,988	$172,474	$—	1/12/41	(5.00%) 1 month	Synthetic TRS	$837
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
12,364	12,127	—	1/12/43	3.50% (1 month	Synthetic TRS	(145)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,564,483	1,565,389	—	1/12/40	5.00% (1 month	Synthetic MBX	3,220
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
28,149,675	28,170,023	—	1/12/41	5.00% (1 month	Synthetic MBX	61,875
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
22,531,670	22,709,399	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(223,231)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Citibank, N.A.
709,391	709,904	—	1/12/41	5.00% (1 month	Synthetic MBX	1,559
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
77,137	77,193	—	1/12/41	5.00% (1 month	Synthetic MBX	170
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Credit Suisse International
194,301	194,441	—	1/12/41	5.00% (1 month	Synthetic MBX	427
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
255,534	251,863	—	1/12/41	(5.00%) 1 month	Synthetic TRS	1,222
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
219,121	214,662	—	1/12/44	3.50% (1 month	Synthetic TRS	(2,853)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
24,428	23,960	—	1/12/43	3.50% (1 month	Synthetic TRS	(287)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

American Government Income Fund 27

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International cont.
$152,169	$149,064	$—	1/12/45	4.00% (1 month	Synthetic TRS	$(1,899)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
99,765	97,729	—	1/12/45	4.00% (1 month	Synthetic TRS	(1,245)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
97,714	95,123	—	1/12/45	3.50% (1 month	Synthetic TRS	(1,879)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
654,415	638,863	—	1/12/44	4.00% (1 month	Synthetic TRS	(10,505)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
341,478	333,093	—	1/12/41	(4.00%) 1 month	Synthetic TRS	5,568
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Goldman Sachs International
262,278	262,132	—	1/12/38	6.50% (1 month	Synthetic TRS	2,795
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
202,328	202,216	—	1/12/38	6.50% (1 month	Synthetic TRS	2,156
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
614,979	613,872	—	1/12/39	6.00% (1 month	Synthetic TRS	5,779
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
254,133	253,992	—	1/12/38	6.50% (1 month	Synthetic TRS	2,708
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,976,684	2,978,835	—	1/12/41	5.00% (1 month	Synthetic MBX	6,543
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
628,247	614,732	—	1/12/42	4.00% (1 month	Synthetic TRS	(8,589)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
628,247	614,732	—	1/12/42	4.00% (1 month	Synthetic TRS	(8,589)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

28 American Government Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$1,531,016	$1,543,093	$—	1/12/38	(6.50%) 1 month	Synthetic MBX	$(15,168)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
575,168	579,705	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(5,698)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
121,503	118,457	—	1/12/40	4.00% (1 month	Synthetic TRS	(1,988)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
39,434	39,363	—	1/12/39	6.00% (1 month	Synthetic TRS	371
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
270,553	270,066	—	1/12/39	6.00% (1 month	Synthetic TRS	2,543
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
815,509	821,942	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(8,080)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,097,342	2,113,886	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(20,779)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
978,619	986,338	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(9,696)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
77,779	78,393	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(771)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
207,359	208,995	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(2,054)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
100,022	99,967	—	1/12/38	6.50% (1 month	Synthetic TRS	1,066
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
287,432	287,273	—	1/12/38	6.50% (1 month	Synthetic TRS	3,063
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

American Government Income Fund 29

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$413,856	$404,953	$ —	1/12/42	4.00% (1 month	Synthetic TRS	$(5,658)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
462,027	452,088	—	1/12/42	4.00% (1 month	Synthetic TRS	(6,316)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
417,555	416,803	—	1/12/39	6.00% (1 month	Synthetic TRS	3,924
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
512,936	501,902	—	1/12/42	4.00% (1 month	Synthetic TRS	(7,012)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
343,320	338,388	—	1/12/41	(5.00%) 1 month	Synthetic TRS	1,642
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
390,050	387,873	—	1/12/44	(3.00%) 1 month	Synthetic TRS	(598)
				USD-LIBOR —	Index 3.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
JPMorgan Chase Bank N.A.
31,469	30,696	—	1/12/41	4.00% (1 month	Synthetic TRS	(513)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
49,542	48,326	—	1/12/41	4.00% (1 month	Synthetic TRS	(808)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
343,275	338,344	—	1/12/41	(5.00%) 1 month	Synthetic TRS	1,642
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

30 American Government Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
JPMorgan Securities LLC
$387,586	$378,376	$—	1/12/44	4.00% (1 month	Synthetic TRS	$(6,222)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
2,898,491	2,836,137	—	1/12/42	(4.00%) 1 month	Synthetic TRS	39,625
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
219,121	214,662	—	1/12/44	(3.50%) 1 month	Synthetic TRS	2,853
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
Upfront premium received		—		Unrealized appreciation		163,034
Upfront premium (paid)		—		Unrealized depreciation		(375,187)
Total		$—		Total		$(212,153)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
$2,444,000	$39,040	$—	7/3/22	(1.9225%) — At	USA Non Revised	$39,040
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
2,444,000	47,976	—	7/3/27	2.085% — At	USA Non Revised	(47,976)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
2,809,000	49,601	—	7/5/22	(1.89%) — At	USA Non Revised	49,601
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
2,809,000	64,913	—	7/5/27	2.05% — At	USA Non Revised	(64,912)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
Total		$—				$(24,247)

American Government Income Fund 31

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$823,000	$—
Mortgage-backed securities	—	116,635,825	—
Purchased options outstanding	—	1,115,602	—
Purchased swap options outstanding	—	5,845,163	—
U.S. government and agency mortgage obligations	—	222,916,908	—
U.S. treasury obligations	—	89,364,878	—
Short-term investments	108,000	21,043,000	—
Totals by level	$108,000	$457,744,376	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$449,263	$—	$—
Written options outstanding	—	(1,027,148)	—
Written swap options outstanding	—	(6,425,766)	—
Forward premium swap option contracts	—	222,704	—
TBA sale commitments	—	(58,538,478)	—
Interest rate swap contracts	—	(257,749)	—
Total return swap contracts	—	(236,400)	—
Totals by level	$449,263	$(66,262,837)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

The accompanying notes are an integral part of these financial statements.

32 American Government Income Fund

Statement of assets and liabilities 3/31/18 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $434,185,305)	$436,809,376
Repurchase agreements (identified cost $21,043,000)	21,043,000
Cash	537,098
Interest and other receivables	9,988,349
Receivable for shares of the fund sold	48,004
Receivable for investments sold	112,019
Receivable for sales of delayed delivery securities (Note 1)	58,498,936
Receivable for variation margin on futures contracts (Note 1)	142,812
Receivable for variation margin on centrally cleared swap contracts (Note 1)	1,756,801
Unrealized appreciation on forward premium swap option contracts (Note 1)	2,430,418
Unrealized appreciation on OTC swap contracts (Note 1)	163,034
Prepaid assets	59,703
Total assets	531,589,550

LIABILITIES
Payable for investments purchased	7,388,260
Payable for purchases of delayed delivery securities (Note 1)	98,403,161
Payable for shares of the fund repurchased	447,894
Payable for compensation of Manager (Note 2)	118,756
Payable for custodian fees (Note 2)	36,651
Payable for investor servicing fees (Note 2)	175,708
Payable for Trustee compensation and expenses (Note 2)	251,116
Payable for administrative services (Note 2)	2,190
Payable for distribution fees (Note 2)	210,415
Payable for variation margin on centrally cleared swap contracts (Note 1)	1,749,784
Distributions payable to shareholders	303
Unrealized depreciation on OTC swap contracts (Note 1)	375,187
Unrealized depreciation on forward premium swap option contracts (Note 1)	2,207,714
Written options outstanding, at value (premiums $6,057,878) (Note 1)	7,452,914
TBA sale commitments, at value (proceeds receivable $58,276,953) (Note 1)	58,538,478
Collateral on certain derivative contracts, at value (Notes 1 and 8)	331,368
Other accrued expenses	222,976
Total liabilities	177,912,875

Net assets	$353,676,675

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$411,832,361
Undistributed net investment income (Note 1)	2,542,865
Accumulated net realized loss on investments (Note 1)	(61,977,651)
Net unrealized appreciation of investments	1,279,100
Total — Representing net assets applicable to capital shares outstanding	$353,676,675

(Continued on next page)

American Government Income Fund 33

Statement of assets and liabilities cont.

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($313,093,609 divided by 37,114,393 shares)	$8.44
Offering price per class A share (100/96.00 of $8.44)*	$8.79
Net asset value and offering price per class B share ($2,788,882 divided by 333,626 shares)**	$8.36
Net asset value and offering price per class C share ($10,208,641 divided by 1,215,671 shares)**	$8.40
Net asset value and redemption price per class M share ($692,133 divided by 81,244 shares)	$8.52
Offering price per class M share (100/96.75 of $8.52)†	$8.81
Net asset value, offering price and redemption price per class R share
($2,546,283 divided by 300,995 shares)	$8.46
Net asset value, offering price and redemption price per class R5 share
($25,574 divided by 3,033 shares)	$8.43
Net asset value, offering price and redemption price per class R6 share
($5,549,059 divided by 659,981 shares)	$8.41
Net asset value, offering price and redemption price per class Y share
($18,772,494 divided by 2,232,239 shares)	$8.41

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

† On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

34 American Government Income Fund

Statement of operations Six months ended 3/31/18 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $6,214 from investments in affiliated issuers) (Note 5)	$6,750,897
Total investment income	6,750,897

EXPENSES
Compensation of Manager (Note 2)	728,133
Investor servicing fees (Note 2)	360,030
Custodian fees (Note 2)	37,806
Distribution fees (Note 2)	488,298
Administrative services (Note 2)	6,515
Other	284,387
Fees waived and reimbursed by Manager (Note 2)	(1,557)
Total expenses	1,903,612
Expense reduction (Note 2)	(3,481)
Net expenses	1,900,131

Net investment income	4,850,766

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(13,604,222)
Futures contracts (Note 1)	(5,067,800)
Swap contracts (Note 1)	7,941,529
Written options (Note 1)	8,955,092
Total net realized loss	(1,775,401)
Change in net unrealized appreciation (depreciation) on:
Securities in unaffiliated issuers and TBA sale commitments	(3,766,148)
Futures contracts	1,601,467
Swap contracts	(502,110)
Written options	(2,119,875)
Total change in net unrealized depreciation	(4,786,666)

Net loss on investments	(6,562,067)

Net decrease in net assets resulting from operations	(1,711,301)

The accompanying notes are an integral part of these financial statements.

American Government Income Fund 35

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 3/31/18*	Year ended 9/30/17
Operations
Net investment income	$4,850,766	$10,142,034
Net realized loss on investments	(1,775,401)	(6,560,226)
Net unrealized depreciation of investments	(4,786,666)	(7,226,675)
Net decrease in net assets resulting from operations	(1,711,301)	(3,644,867)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(4,296,571)	(8,254,833)
Class B	(29,130)	(62,197)
Class C	(103,940)	(206,340)
Class M	(8,384)	(18,556)
Class R	(36,808)	(83,202)
Class R5	(3,539)	(16,077)
Class R6	(87,388)	(152,007)
Class Y	(306,447)	(684,361)
Decrease from capital share transactions (Note 4)	(32,826,720)	(60,101,901)
Total decrease in net assets	(39,410,228)	(73,224,341)

NET ASSETS
Beginning of period	393,086,903	466,311,244
End of period (including undistributed net investment
income of $2,542,865 and $2,564,306, respectively)	$353,676,675	$393,086,903

* Unaudited.

The accompanying notes are an integral part of these financial statements.

36 American Government Income Fund

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American Government Income Fund 37

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From			Total return	Net assets,	Ratio of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset value	end of period	to average	to average	Portfolio
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	(%) [b]	(in thousands)	net assets (%) [c]	ne tassets (%)	turnover (%)
Class A
March 31, 2018**	$8.59	.11	(.15)	(.04)	(.11)	(.11)	$8.44	(.44)*	$313,094	.51*g,h	1.31*g	438*d
September 30, 2017	8.84	.21	(.26)	(.05)	(.20)	(.20)	8.59	(.60)	344,374	.95[g]	2.41[g]	951[d]
September 30, 2016	8.85	.18	.02	.20	(.21)	(.21)	8.84	2.26	399,297	.91[f]	2.09[f]	993[d]
September 30, 2015	9.08	.15	(.13)	.02	(.25)	(.25)	8.85	.18	440,591.88		1.62	970[d]
September 30, 2014	8.95	.19	.15	.34	(.21)	(.21)	9.08	3.85	493,752.88		2.07	597[d]
September 30, 2013	9.23	.16	(.28)	(.12)	(.16)	(.16)	8.95	(1.31)	518,546.87		1.76	533[e]
Class B
March 31, 2018**	$8.51	.08	(.15)	(.07)	(.08)	(.08)	$8.36	(.82)*	$2,789	.88*g,h	.93*g	438*d
September 30, 2017	8.76	.14	(.26)	(.12)	(.13)	(.13)	8.51	(1.36)	3,444	1.70[g]	1.65[g]	951[d]
September 30, 2016	8.77	.12	.01	.13	(.14)	(.14)	8.76	1.52	5,094	1.66[f]	1.34[f]	993[d]
September 30, 2015	9.01	.08	(.14)	(.06)	(.18)	(.18)	8.77	(.67)	5,292	1.63	.86	970[d]
September 30, 2014	8.87	.12	.16	.28	(.14)	(.14)	9.01	3.22	6,698	1.63	1.33	597[d]
September 30, 2013	9.15	.09	(.28)	(.19)	(.09)	(.09)	8.87	(2.06)	8,898	1.62	.98	533[e]
Class C
March 31, 2018**	$8.55	.08	(.15)	(.07)	(.08)	(.08)	$8.40	(.82)*	$10,209	.88*g,h	.94*g	438*d
September 30, 2017	8.80	.14	(.26)	(.12)	(.13)	(.13)	8.55	(1.34)	11,647	1.70[g]	1.66[g]	951[d]
September 30, 2016	8.81	.12	.01	.13	(.14)	(.14)	8.80	1.52	17,009	1.66[f]	1.34[f]	993[d]
September 30, 2015	9.05	.08	(.14)	(.06)	(.18)	(.18)	8.81	(.66)	15,413	1.63	.88	970[d]
September 30, 2014	8.91	.12	.16	.28	(.14)	(.14)	9.05	3.19	14,298	1.63	1.33	597[d]
September 30, 2013	9.19	.09	(.28)	(.19)	(.09)	(.09)	8.91	(2.07)	17,232	1.62	.97	533[e]
Class M
March 31, 2018**	$8.67	.10	(.15)	(.05)	(.10)	(.10)	$8.52	(.58)*	$692	.63*g,h	1.19*g	438*d
September 30, 2017	8.92	.19	(.27)	(.08)	(.17)	(.17)	8.67	(.86)	758	1.20[g]	2.18[g]	951[d]
September 30, 2016	8.92	.16	.02	.18	(.18)	(.18)	8.92	2.06	977	1.16[f]	1.84[f]	993[d]
September 30, 2015	9.16	.13	(.15)	(.02)	(.22)	(.22)	8.92	(.20)	1,465	1.13	1.38	970[d]
September 30, 2014	9.02	.17	.16	.33	(.19)	(.19)	9.16	3.66	1,403	1.13	1.82	597[d]
September 30, 2013	9.29	.13	(.27)	(.14)	(.13)	(.13)	9.02	(1.47)	1,476	1.12	1.41	533[e]
Class R
March 31, 2018**	$8.61	.10	(.15)	(.05)	(.10)	(.10)	$8.46	(.58)*	$2,546	.63*g,h	1.18*g	438*d
September 30, 2017	8.86	.19	(.27)	(.08)	(.17)	(.17)	8.61	(.88)	3,645	1.20[g]	2.16[g]	951[d]
September 30, 2016	8.86	.16	.02	.18	(.18)	(.18)	8.86	2.09	4,734	1.16[f]	1.84[f]	993[d]
September 30, 2015	9.10	.12	(.14)	(.02)	(.22)	(.22)	8.86	(.20)	5,423	1.13	1.37	970[d]
September 30, 2014	8.96	.17	.16	.33	(.19)	(.19)	9.10	3.69	6,341	1.13	1.83	597[d]
September 30, 2013	9.24	.14	(.28)	(.14)	(.14)	(.14)	8.96	(1.57)	7,712	1.12	1.52	533[e]

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

38 American Government Income Fund	American Government Income Fund 39

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From			Total return	Net assets,	Ratio of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset value	end of period	to average	to average	Portfolio
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	(%) [b]	(in thousands)	net assets (%) [c]	net assets (%)	turnover (%)
Class R5
March 31, 2018**	$8.58	.12	(.15)	(.03)	(.12)	(.12)	$8.43	(.30)*	$26	.34*g,h	1.37*g	438*d
September 30, 2017	8.83	.24	(.27)	(.03)	(.22)	(.22)	8.58	(.31)	643	.62[g]	2.74[g]	951[d]
September 30, 2016	8.83	.21	.02	.23	(.23)	(.23)	8.83	2.66	630	.62[f]	2.38[f]	993[d]
September 30, 2015	9.07	.17	(.14)	.03	(.27)	(.27)	8.83	.33	679.60		1.91	970[d]
September 30, 2014	8.93	.18	.20	.38	(.24)	(.24)	9.07	4.25	599.60		1.98	597[d]
September 30, 2013	9.21	.19	(.29)	(.10)	(.18)	(.18)	8.93	(1.05)	10.59		2.05	533[e]
Class R6
March 31, 2018**	$8.56	.13	(.15)	(.02)	(.13)	(.13)	$8.41	(.23)*	$5,549	.31*g,h	1.51*g	438*d
September 30, 2017	8.81	.24	(.26)	(.02)	(.23)	(.23)	8.56	(.19)	5,355	.55[g]	2.81[g]	951[d]
September 30, 2016	8.83	.21	.01	.22	(.24)	(.24)	8.81	2.56	5,945	.55[f]	2.45[f]	993[d]
September 30, 2015	9.06	.18	(.13)	.05	(.28)	(.28)	8.83	.55	4,359.53		1.98	970[d]
September 30, 2014	8.93	.21	.17	.38	(.25)	(.25)	9.06	4.24	4,024.53		2.37	597[d]
September 30, 2013	9.21	.21	(.29)	(.08)	(.20)	(.20)	8.93	(.93)	2,452.52		2.38	533[e]
Class Y
March 31, 2018**	$8.56	.12	(.15)	(.03)	(.12)	(.12)	$8.41	(.30)*	$18,772	.38*g,h	1.43*g	438*d
September 30, 2017	8.81	.23	(.26)	(.03)	(.22)	(.22)	8.56	(.33)	23,220	.70[g]	2.66[g]	951[d]
September 30, 2016	8.83	.21	—	.21	(.23)	(.23)	8.81	2.43	32,625	.66[f]	2.34[f]	993[d]
September 30, 2015	9.06	.17	(.13)	.04	(.27)	(.27)	8.83	.45	46,096.63		1.89	970[d]
September 30, 2014	8.93	.21	.16	.37	(.24)	(.24)	9.06	4.14	36,568.63		2.31	597[d]
September 30, 2013	9.21	.18	(.28)	(.10)	(.18)	(.18)	8.93	(1.05)	20,689.62		1.99	533[e]

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees, if any.

d Portfolio turnover includes TBA purchase and sale commitments.

e Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %
September 30, 2013	1,141%

f Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than .01% as a percentage of average net assets per share for each class (Note 2).

g Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Government Money Market Fund in effect during the period. As a result of such limitations and/or waivers, the expenses of each class reflect a reduction of less than 0.01%.

h Includes one-time merger costs of 0.05% as a percentage of average net assets.

The accompanying notes are an integral part of these financial statements.

40 American Government Income Fund	American Government Income Fund 41

Notes to financial statements 3/31/18 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from October 1, 2017 through March 31, 2018.

Putnam American Government Income Fund (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The goal of the fund is to seek high current income with preservation of capital as its secondary objective. The fund invests mainly in bonds and securitized debt instruments (such as mortgage backed investments) that are obligations of the U.S. government, its agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g., U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds) or by only the credit of a federal agency or government-sponsored entity (e.g., Fannie Mae and Freddie Mac mortgage-backed bonds), and that have short- to long-term maturities. Under normal circumstances, the fund invests at least 80% of the fund’s net assets in U.S. government securities. The fund may invest up to 20% of the fund’s net assets in mortgage-backed and other asset-backed securities of private (non-governmental) issuers and securities issued by money market funds, in each case rated AAA or its equivalent at the time of purchase by a nationally recognized securities rating agency or, if unrated, that Putnam Management determines to be of comparable quality. This policy may be changed only after 60 days’ notice to shareholders. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, such as futures, options and swap contracts, for both hedging and non-hedging purposes.

The fund offers class A, class B, class C, class M, class R, class R5, class R6 and class Y shares. The fund registered class T shares in February 2017, however, as of the date of this report, class T shares had not commenced operations and are not available for purchase. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A and class M shares are sold with a maximum front-end sales charge of 4.00% and 3.25%, respectively. Class A shares generally are not subject to a contingent deferred sales charge, and class M, class R, class R5, class R6 and class Y shares are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately ten years. Prior to April 1, 2018, class C shares did not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class R5 and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R5, class R6 and class Y shares are not available to all investors. Effective April 13, 2018, the fund terminated its class R5 shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting

42 American Government Income Fund

principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $21,464,056, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis.

American Government Income Fund 43

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts for hedging duration and convexity, to isolate prepayment risk, and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk, and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps.

44 American Government Income Fund

Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, and for gaining exposure to specific sectors.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a

American Government Income Fund 45

gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $236,666 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $1,114,521 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,388,399 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit plus a $25,000 flat fee and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

46 American Government Income Fund

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At September 30, 2017, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$48,103,722	$4,362,790	$52,466,512

The aggregate identified cost on a tax basis is $399,340,230, resulting in gross unrealized appreciation and depreciation of $13,438,671 and $20,740,098, respectively, or net unrealized depreciation of $7,301,427.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.550%	of the first $5 billion,	0.350%	of the next $50 billion,
0.500%	of the next $5 billion,	0.330%	of the next $50 billion,
0.450%	of the next $10 billion,	0.320%	of the next $100 billion and
0.400%	of the next $10 billion,	0.315%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.196% of the fund’s average net assets.

Putnam Management has contractually agreed, through January 30, 2019, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

The fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Putnam Management. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund

American Government Income Fund 47

in Putnam Government Money Market Fund. For the reporting period, management fees paid were reduced by $1,557 relating to the fund’s investment in Putnam Government Money Market Fund.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R, and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.12%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$320,343	Class R5	144
Class B	3,031	Class R6	1,411
Class C	10,819	Class Y	20,457
Class M	707	Total	$360,030
Class R	3,118

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $3,481 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $280, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to

48 American Government Income Fund

Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$408,000
Class B	1.00%	1.00%	15,448
Class C	1.00%	1.00%	55,089
Class M	1.00%	0.50%	1,799
Class R	1.00%	0.50%	7,962
Total			$488,298

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $5,896 and $1 from the sale of class A and class M shares, respectively, and received $503 and $2,172 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$1,653,589,973	$1,661,186,951
U.S. government securities (Long-term)	—	—
Total	$1,653,589,973	$1,661,186,951

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	SIX MONTHS ENDED 3/31/18		YEAR ENDED 9/30/17
Class A	Shares	Amount	Shares	Amount
Shares sold	1,308,626	$11,123,181	2,557,378	$22,074,206
Shares issued in connection with
reinvestment of distributions	427,241	3,618,958	805,421	6,927,313
	1,735,867	14,742,139	3,362,799	29,001,519
Shares repurchased	(4,733,084)	(40,256,937)	(8,435,541)	(72,677,406)
Net decrease	(2,997,217)	$(25,514,798)	(5,072,742)	$(43,675,887)

American Government Income Fund 49

	SIX MONTHS ENDED 3/31/18		YEAR ENDED 9/30/17
Class B	Shares	Amount	Shares	Amount
Shares sold	830	$6,991	30,310	$260,408
Shares issued in connection with
reinvestment of distributions	2,980	25,005	6,163	52,543
	3,810	31,996	36,473	312,951
Shares repurchased	(75,022)	(632,051)	(213,206)	(1,821,684)
Net decrease	(71,212)	$(600,055)	(176,733)	$(1,508,733)

	SIX MONTHS ENDED 3/31/18		YEAR ENDED 9/30/17
Class C	Shares	Amount	Shares	Amount
Shares sold	84,243	$710,676	110,717	$953,721
Shares issued in connection with
reinvestment of distributions	10,417	87,804	19,862	170,104
	94,660	798,480	130,579	1,123,825
Shares repurchased	(241,826)	(2,038,791)	(701,072)	(6,017,650)
Net decrease	(147,166)	$(1,240,311)	(570,493)	$(4,893,825)

	SIX MONTHS ENDED 3/31/18		YEAR ENDED 9/30/17
Class M	Shares	Amount	Shares	Amount
Shares sold	761	$6,499	43,034	$374,605
Shares issued in connection with
reinvestment of distributions	952	8,142	2,055	17,836
	1,713	14,641	45,089	392,441
Shares repurchased	(7,958)	(68,176)	(67,171)	(583,055)
Net decrease	(6,245)	$(53,535)	(22,082)	$(190,614)

	SIX MONTHS ENDED 3/31/18		YEAR ENDED 9/30/17
Class R	Shares	Amount	Shares	Amount
Shares sold	28,966	$247,501	182,475	$1,574,622
Shares issued in connection with
reinvestment of distributions	4,330	36,808	9,651	83,202
	33,296	284,309	192,126	1,657,824
Shares repurchased	(155,733)	(1,323,160)	(303,191)	(2,615,530)
Net decrease	(122,437)	$(1,038,851)	(111,065)	$(957,706)

	SIX MONTHS ENDED 3/31/18		YEAR ENDED 9/30/17
Class R5	Shares	Amount	Shares	Amount
Shares sold	2,953	$25,294	8,210	$70,548
Shares issued in connection with
reinvestment of distributions	414	3,539	1,871	16,077
	3,367	28,833	10,081	86,625
Shares repurchased	(75,284)	(643,203)	(6,554)	(56,108)
Net increase (decrease)	(71,917)	$(614,370)	3,527	$30,517

50 American Government Income Fund

	SIX MONTHS ENDED 3/31/18		YEAR ENDED 9/30/17
Class R6	Shares	Amount	Shares	Amount
Shares sold	138,285	$1,178,261	107,400	$922,498
Shares issued in connection with
reinvestment of distributions	10,351	87,388	17,730	152,007
	148,636	1,265,649	125,130	1,074,505
Shares repurchased	(114,276)	(965,929)	(174,157)	(1,492,290)
Net increase (decrease)	34,360	$299,720	(49,027)	$(417,785)

	SIX MONTHS ENDED 3/31/18		YEAR ENDED 9/30/17
Class Y	Shares	Amount	Shares	Amount
Shares sold	432,788	$3,667,239	941,522	$8,102,650
Shares issued in connection with
reinvestment of distributions	34,491	291,347	74,918	642,627
	467,279	3,958,586	1,016,440	8,745,277
Shares repurchased	(947,566)	(8,023,106)	(2,005,000)	(17,233,145)
Net decrease	(480,287)	$(4,064,520)	(988,560)	$(8,487,868)

At the close of the reporting period, Putnam Investments, LLC owned 1,259 class x shares of the fund (41.5% of class R5 shares outstanding), valued at $10,613.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 9/30/17	cost	proceeds	income	of 3/31/18
Short-term investments
Putnam Government
Money Market Fund*	$3,215,046	$10,000	$3,225,046	$6,214	$—
Total Short-term
investments	$3,215,046	$10,000	$3,225,046	$6,214	$—

* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund (Note 2). There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

American Government Income Fund 51

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$157,600,000
Purchased swap option contracts (contract amount)	$2,025,900,000
Written TBA commitment option contracts (contract amount)	$239,300,000
Written swap option contracts (contract amount)	$1,781,900,000
Futures contracts (number of contracts)	1,000
Centrally cleared interest rate swap contracts (notional)	$410,500,000
OTC total return swap contracts (notional)	$82,400,000
Centrally cleared total return swap contracts (notional)	$10,500,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Investments,
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	$10,322,932*	Unrealized depreciation	$10,637,263*
Total		$10,322,932		$10,637,263

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not
accounted for as
hedging instruments
under ASC 815	Options	Futures	Swaps	Total
Interest rate contracts	$(3,686,812)	$(5,067,800)	$7,941,529	$(813,083)
Total	$(3,686,812)	$(5,067,800)	$7,941,529	$(813,083)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not
accounted for as
hedging instruments
under ASC 815	Options	Futures	Swaps	Total
Interest rate contracts	$(954,291)	$1,601,467	$(502,110)	$145,066
Total	$(954,291)	$1,601,467	$(502,110)	$145,066

52 American Government Income Fund

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American Government Income Fund 53

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BNP Paribas	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	Wells Fargo Bank, N.A.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$1,756,801	—	$—	$—	$—	$—	$—	$—	$—	$—	$—	1,756,801
OTC Total return
swap contracts*#	—	77,378	—	—	1,729	7,217	32,590	—	1,642	42,478	—	—	—	163,034
Futures contracts§	—	—	—	—	—	—	—	—	—	—	142,812	—	—	142,812
Forward premium swap
option contracts #	1,006,742	134,828	—	—	368,239	—	193,201	—	682,134	—	—	45,274	—	2,430,418
Purchased swap options **#	1,733,828	42,566	—	—	670,237	—	583,099	—	2,231,748	—	—	529,786	53,899	5,845,163
Purchased options **#	—	—	—	—	—	—	—	—	1,115,602	—	—	—	—	1,115,602
Repurchase agreements **	—	—	—	—	—	—	—	21,043,000	—	—	—	—	—	21,043,000
Total Assets	$2,740,570	$254,772	$1,756,801	$—	$1,040,205	$7,217	$808,890	$21,043,000	$4,031,126	$42,478	$142,812	$575,060	$53,899	$32,496,830
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	1,749,784	—	—	—	—	—	—	—	—	—	—	1,749,784
OTC Total return
swap contracts*#	—	247,980	—	—	—	18,668	100,996	—	1,321	6,222	—	—	—	375,187
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Forward premium swap
option contracts #	841,921	245,900	—	—	309,124	—	247,131	—	514,756	—	—	48,882	—	2,207,714
Written swap options #	1,558,101	179,805	—	—	1,113,602	—	586,512	—	2,284,023	—	—	702,065	1,658	6,425,766
Written options #	—	—	—	—	—	—	—	—	1,027,148	—	—	—	—	1,027,148
Total Liabilities	$2,400,022	$673,685	$1,749,784	$—	$1,422,726	$18,668	$934,639	$—	$3,827,248	$6,222	$—	$750,947	$1,658	$11,785,599
Total Financial and
Derivative Net Assets	$340,548	$(418,913)	$7,017	$—	$(382,521)	$(11,451)	$(125,749)	$21,043,000	$203,878	$36,256	$142,812	$(175,887)	$52,241	$20,711,231
Total collateral received
(pledged)†##	$223,368	$(418,913)	$—	$—	$(382,521)	$—	$(125,749)	$21,043,000	$203,878	$—	$—	$(175,887)	$—
Net amount	$117,180	$—	$7,017	$—	$—	$(11,451)	$—	$—	$—	$36,256	$142,812	$—	$52,241
Controlled collateral
received (including
TBA commitments)**	$223,368	$—	$—	$—	$—	$—	$—	$—	$—	$—	$108,000	$—	$—	$331,368
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$21,464,056	$236,666	$—	$—	$—	$—	$21,700,722
Collateral (pledged) (including
TBA commitments)**	$—	$(466,169)	$—	$—	$(567,235)	$—	$(138,966)	$—	$—	$—	$—	$(216,029)	$—	$(1,388,399)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $896,964 and $4,866,347, respectively.

54 American Government Income Fund	American Government Income Fund 55

Note 9: New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Note 10: Actions by the Trustees

The Trustees of the Putnam Funds approved a plan to merge the fund into Putnam Mortgage Securities Fund.  Pursuant to an Agreement and Plan of Reorganization, the merger occurred on April 23, 2018 and the assets and liabilities of the fund were transferred to Putnam Mortgage Securities Fund in complete liquidation of the fund.

56 American Government Income Fund

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Jameson A. Baxter, Chair	Vice President, Treasurer,
Management, LLC	Kenneth R. Leibler, Vice Chair	and Clerk
One Post Office Square	Liaquat Ahamed
Boston, MA 02109	Ravi Akhoury	Janet C. Smith
	Barbara M. Baumann	Vice President,
Investment Sub-Advisor	Katinka Domotorffy	Principal Financial Officer,
Putnam Investments Limited	Catharine Bond Hill	Principal Accounting Officer,
16 James’s Street	Paul L. Joskow	and Assistant Treasurer
London, England SW1A 1ER	Robert E. Patterson
	George Putnam, III	Susan G. Malloy
Marketing Services	Robert L. Reynolds	Vice President and
Putnam Retail Management	Manoj P. Singh	Assistant Treasurer
One Post Office Square
Boston, MA 02109	Officers	Mark C. Trenchard
	Robert L. Reynolds	Vice President and
Custodian	President	BSA Compliance Officer
State Street Bank
and Trust Company	Jonathan S. Horwitz	Nancy E. Florek
	Executive Vice President,	Vice President, Director of
Legal Counsel	Principal Executive Officer,	Proxy Voting and Corporate
Ropes & Gray LLP	and Compliance Liaison	Governance, Assistant Clerk,
and Assistant Treasurer
Robert T. Burns
	Vice President and	Denere P. Poulack
	Chief Legal Officer	Assistant Vice President, Assistant
Clerk, and Assistant Treasurer
James F. Clark
Vice President and
Chief Compliance Officer

This report is for the information of shareholders of Putnam American Government Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus care -fully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

1-800-225-1581
putnam.com

Electronic service requested

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SA027 310727 5/18

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam American Government Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: May 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: May 29, 2018